Transactions with non-controlling interests	12 Months Ended
Dec. 31, 2024
Non Controlling Interests [abstract]
Transactions with non-controlling interests	Transactions with non-controlling interests
The main transactions of non-controlling interests with the controlling shareholders were:

	Changes in non-controlling interest
	Capital contributions (deductions) by non-controlling interests	Transfers to (from) non-controlling interests	Changes in equity attributable to controlling shareholders	Consideration paid or payable to non-controlling interests

Transactions between subsidiaries and shareholders:
Transaction costs from subsidiaries	(60)	—	—	—
Equity transaction with non-controlling interests (a)	—	(20,928)	—	2,829
Non-controlling interests arising on a business combination (b)	—	3,849	—	—
For the year ended December 31, 2022	(60)	(17,079)	—	2,829

Transactions between subsidiaries and shareholders:
Equity transaction with non-controlling interests	—	49	—	—
Equity transaction related to put options over non-controlling interest	—	(3,904)	—	—
For the year ended December 31, 2023	—	(3,855)	—	—
Transactions between subsidiaries and shareholders:
Equity transaction related to put options over non-controlling interest	—	1,028	—	—
For the year ended December 31, 2024	—	1,028	—	—

(a)On October 18, 2022, the Group lost control of its subsidiary StoneCo CI following a capital contribution by a new investor. The remaining interest of 47.75% held by the Group on StoneCo CI is classified as an investment in an associate according to IAS 28. As result of the loss of control, in accordance with IFRS 10, the Group derecognized the assets and liabilities of StoneCo CI. The amount of R$20,928 refers to shares held by non-controlling shareholders. On September 20, 2022, STNE Par fully acquired the non-controlling interest held by Sponte. The amount of R$2,829 refers to shares held by non-controlling shareholders.
(b)Arising from the business combination between Reclame Aqui and Hubcount.